1.  Name and address of issuer

	Morgan Stanley Liquid Asset Fund Inc.

2. The name of each series or class of securities for which this Form is filed
	x

3a.  Investment Company Act File Number:

	811-02575

3b.  Securities Act File Number:

	2-53856

4a. Last day of fiscal year for which this Form is filed:

	August 31, 2011

4b.  []  Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c. [] Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

	(i)  Aggregate sale price of securities sold
during the fiscal year pursuant to section 24(f):
14,840,852,601

	(ii)  Aggregate price of securities redeemed
or repurchased during the fiscal year:	11,565,602,265

	(iii)  Aggregate price of securities redeemed
or repurchased during any prior fiscal year ending no
 earlier than October 11, 1995 that were not previously
used to reduce registration fees payable to the Commission:
	21,051,122,219

	(iv)  Total available redemption credits [add
 items 5(ii) and 5(iii)]:	(32,616,724,484)

	(v)  Net sales -- if item 5(i) is greater than
 item 5(iv) [subtract item 5(iv) from item 5(i)]:	0.00

	(vi)  Redemption credits available for use in
 future years - if item 5(i) is less than item 5(iv)
[subtract item 5(iv) from item 5(i)]:	(17,775,871,883)

	(vii)  Multiplier for determining registration
 fee (See Instruction C.9):	   .0001146

	(viii)  Registration fee due [multiply item
 5(v) by item 5(vii)] (enter "0" if no fee is due):
0.00

6.  Prepaid Shares:

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2
as in effect before October 11, 1997, then report the
amount of securities (number of shares or shares or other
 units) deducted here:	.  If there is a number of shares
 or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
	.

	If the response to Item 5(i) was determined by
deducting an amount of securities that were registered
under the Securities Act of 1933 pursuant to rule 24e-2
as in effect before October 11, 1997, then report the
amount of securities (number of shares or shares or
other units) deducted here:	.  If there is a number
of shares or other units that were registered pursuant to
rule 24e-2 remaining unsold at the end of the fiscal year
for which this form is filed that are available for use by
 the issuer in future fiscal years, then state that number here:
	.

	0.00

8. Total of the amount of registration fee due plus any interest due [line 5(viii) plus line 7]:

	0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

	Method of Delivery:

	[] Wire Transfer
	[] Mail or other means
SIGNATURES
	This report has been signed below by the following
 persons on behalf of the issuer and in the capacities
and on the dates indicated.
By (Signature and Title)*
/s/ Frank Smith
Frank Smith
Treasurer
Date "November 10, 2011"
*Please print the name and title of the signing officer
below the